The Tocqueville International Value Fund | The Tocqueville International Value Fund
The Tocqueville International Value Fund
Investment Objective
The Tocqueville International Value Fund’s (the “International Value Fund”) investment objective is long-term capital appreciation consistent with preservation of capital.
Fees and Expenses of the International Value Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville International Value Fund
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Tocqueville International Value Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.31%
Total Annual Fund Operating Expenses		1.56%
Less: Fee Waiver/Expense Reimbursement		(0.31%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[1]	1.25%
[1]	The Advisor has contractually agreed to waive the Tocqueville International Value Fund's management fees and/or reimburse expenses in order to ensure that the Tocqueville International Value Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.

Example
This example is intended to help you compare the cost of investing in the International Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the International Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the International Value Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Tocqueville International Value Fund	127	462	821	1,830

Portfolio Turnover
The International Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the International Value Fund’s performance.  During its most recent fiscal year, the International Value Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The International Value Fund seeks to achieve its investment objective by investing primarily in non-U.S. companies.  Under normal circumstances, the International Value Fund will invest at least 65% of its total assets in stocks of companies located in at least three different countries, which may include developed and emerging market countries.  The Fund will invest in a broad spectrum of market capitalizations, including small cap companies having market values of less than $2 billion, mid cap companies having market values between $2 billion and $10 billion and large cap companies having market values of $10 billion or more.

The investment strategy of the International Value Fund is value oriented and contrarian.  The International Value Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks that are out of favor with investors.  The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the International Value Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Principal Risks
You may lose money by investing in the International Value Fund.  The International Value Fund is subject to the following risks:

•	the stock markets may go down; and

•	a stock or stocks selected for the International Value Fund’s portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the International Value Fund’s assets;

•	political, social or economic instability in a foreign country in which the International Value Fund invests may cause the value of the International Value Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The International Value Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

Who may want to invest in the International Value Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•
investors who want to gain exposure to a broader set of investment opportunities by investing in non-U.S. companies and who are willing to accept the additional risks that may be associated with investment in non-U.S. securities.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the International Value Fund by showing changes in the International Value Fund’s performance from year to year (on a calendar year basis) and by showing how the International Value Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the Morgan Stanley EAFE® Index.  Please note that the International Value Fund’s performance (before and after taxes) is not an indication of how the International Value Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 24.82% (for the quarter ended 6/30/09). The worst performance was -19.71% (for the quarter ended 9/30/11).
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Tocqueville International Value Fund	13.33%	0.88%	10.88%
The Tocqueville International Value Fund After Taxes on Distributions	13.37%	0.78%	10.24%
The Tocqueville International Value Fund After Taxes on Distributions and Sale of Fund Shares	9.26%	0.92%	9.88%
The Tocqueville International Value Fund Morgan Stanley EAFE® Index (reflects no deduction for fees, expenses or taxes)	17.90%	(3.21%)	8.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the International Value Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the International Value Fund’s other return figures.